Non-cash transactions	12 Months Ended
Dec. 31, 2021
Non-Cash Transactions [Abstract]
Non-cash transactions	Non-cash transactionsDuring 2021, 2020 and 2019, there were no non-cash investing and financing activities with third parties. Non-cash activities with the Parent Group have been disclosed in Note 26.3.